RISK MANAGEMENT (Details 11) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Financial assets	$ 16,377,253	$ 13,060,653
Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	147,031,004	140,543,082
Commercial Loans [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	80,906,413	79,467,265
Consumer loans [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	25,297,635	22,100,601
Mortgages [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	19,396,423	17,940,791
Lease receivables [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	20,502,515	20,074,403
Small Business Loan [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	928,018	960,022
Not later than one month [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	145,540,243	139,394,477
Not later than one month [member] | Commercial Loans [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	80,724,673	79,287,627
Not later than one month [member] | Consumer loans [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	24,987,248	21,809,911
Not later than one month [member] | Mortgages [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	18,529,421	17,485,525
Not later than one month [member] | Lease receivables [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	20,396,114	19,880,982
Not later than one month [member] | Small Business Loan [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	902,787	930,432
Later than one month and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,278,045	956,636
Later than one month and not later than three months [member] | Commercial Loans [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	181,441	178,350
Later than one month and not later than three months [member] | Consumer loans [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	310,329	290,549
Later than one month and not later than three months [member] | Mortgages [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	654,945	368,574
Later than one month and not later than three months [member] | Lease receivables [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	106,099	89,573
Later than one month and not later than three months [member] | Small Business Loan [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	25,231	29,590
Later than three months and not later than six months [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	118,598	50,810
Later than three months and not later than six months [member] | Commercial Loans [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	135	0
Later than three months and not later than six months [member] | Consumer loans [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	57	5
Later than three months and not later than six months [member] | Mortgages [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	118,175	50,410
Later than three months and not later than six months [member] | Lease receivables [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	231	395
Later than three months and not later than six months [member] | Small Business Loan [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Later than six months and not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	94,046	40,259
Later than six months and not later than one year [member] | Commercial Loans [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	163	1,287
Later than six months and not later than one year [member] | Consumer loans [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1	133
Later than six months and not later than one year [member] | Mortgages [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	93,882	36,282
Later than six months and not later than one year [member] | Lease receivables [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	2,557
Later than six months and not later than one year [member] | Small Business Loan [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	72	100,900
Later than one year [member] | Commercial Loans [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1	1
Later than one year [member] | Consumer loans [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	3
Later than one year [member] | Mortgages [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Later than one year [member] | Lease receivables [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	71	100,896
Later than one year [member] | Small Business Loan [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 0	$ 0